Investor A C Institutional And Class R Member [Member] Expense Example, No Redemption - Investor A, C, Institutional and Class R - BlackRock Mid-Cap Value Fund - Investor C Shares	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 178
Expense Example, No Redemption, 3 Years	587
Expense Example, No Redemption, 5 Years	1,021
Expense Example, No Redemption, 10 Years	$ 2,013